Related Party Transactions	3 Months Ended
Dec. 31, 2025
Disclosure of Related Party Explanatory [Abstract]
Related Party Transactions

20. RELATED PARTY TRANSACTIONS

In the course of the Company’s ordinary business activities, the Company enters into related party transactions with its shareholders and key management personnel.

Parent and ultimate controlling party

The ultimate controlling party of the Company is L Catterton.

Transactions with key management personnel

Key management compensation

Key management personnel for the periods presented consisted of our Chief Executive Officer, Chief Financial Officer, Chief Communications Officer, Chief Legal Officer, Chief Product Officer, Chief Sales Officer, the former Chief Technical Operations Officer (for the comparative period), President EMEA, President Americas and the board of directors.

Key management compensation is comprised of the following:

	Three months ended December 31,
	2025	2024
Short-term employee benefits	5,400	4,283
Long-term employee benefits	—	111
Post-employment benefits	304	239
Share-based compensation	110	121
Total	5,814	4,754

During each of the three months ended December 31, 2025 and 2024, director compensation amounted to €0.1 million. Additionally, certain non-employee directors are granted restricted share units ("RSUs") annually with a total grant date value of €0.3 million. During each of the three months ended December 31, 2025 and 2024, the Company incurred €0.1 million in RSU related expenses.

Key management personnel transactions

The Company maintains a long-term business relationship related to the production of advertising content with a model agency owned by a family member of our Chief Executive Officer. During each of the three months ended December 31, 2025 and 2024, the Company incurred less than €0.1 million in marketing expenses.

The Company leased administrative buildings from Ockenfels Group GmbH & Co. KG (“Ockenfels”), an entity managed by our Chief Executive Officer and controlled by AB-Beteiligungs GmbH and CB Beteiligungs GmbH & Co. KG, (collectively, the "Predecessor Shareholders"). The lease liability amounted to €2.7 million and €0.9 million as of December 31, 2025 and September 30, 2025, respectively. The corresponding right-of-use assets amounted to €0.7 million and €0.8 million as of December 31, 2025 and September 30, 2025, respectively. Additionally, as of December 31, 2025 and September 30, 2025, the Company also had payables due to Ockenfels in the amount of €1.8 million (Other financial liabilities - current), relating to taxes from activities prior to the Transaction, which was received on behalf of the Predecessor Shareholders.

As of December 31, 2025 and September 30, 2025, the Company had outstanding receivables of €9.8 million (Other current assets) due from Ockenfels, predominantly relating to trade and value added taxes in connection with the Transaction in 2021 and to be reimbursed by Ockenfels in accordance with the agreements governing the Transaction.

Other related party transactions

Transactions with other related parties primarily consisted of consulting fees for management services provided by and expenses reimbursed to L Catterton Management Company LLC and other entities affiliated with L Catterton. The Company incurred less than €0.1 million in expenses during each the three months ended December 31, 2025 and 2024.

The Company recognized less than €0.1 million in sales from LVMH affiliated entities during each of the three months ended December 31, 2025 and 2024. The Company and LVMH are related as a director of the Company is also a director of LVMH.

As of December 31, 2025, the Company has a lease liability of €0.9 million owed to CB Beteiligungs GmbH & Co. KG and €0.8 million as of September 30, 2025. The corresponding right-of-use asset amounted to €0.9 million and €0.7 million as of December 31, 2025 and September 30, 2025, respectively.

During the three months ended December 31, 2025, the Company entered into leases with Value Retail Limited affiliated entities and made lease payments in the amount of €0.1 million. As of December 31, 2025, the lease liability amounted to €6.9 million. The corresponding right-of-use assets amounted to €6.8 million as of December 31, 2025. The Company and Value Retail Limited are related as directors of the Company are also directors of Value Retail Limited.

As described in Note 10 - Equity, the Company repurchased 3,927,344 ordinary shares from MidCo for €176.4 million during the year ended September 30, 2025.

As described in Note 13 - Tax Receivable Agreement, in October 2023 the Company entered into the TRA with the pre-IPO shareholder MidCo. There were no payments made under the TRA during the three months ended December 31, 2025 and 2024. The outstanding balance of the TRA liability (current and non-current portion) as of December 31, 2025 was €361.3 million and €356.8 million as of September 30, 2025.